Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $)	Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Convertible Preferred Stock [Member] Series C Preferred Stock [Member] Common Stock [Member]	Convertible Preferred Stock [Member] Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Convertible Preferred Stock [Member] Series D Preferred Stock [Member] Common Stock [Member]	Convertible Preferred Stock [Member] Series D Preferred Stock [Member] Additional Paid-in Capital [Member]	Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Convertible Preferred Stock [Member] Preferred Class B [Member] Series B Preferred Stock [Member]	Convertible Preferred Stock [Member] Preferred Class B [Member] Common Stock [Member]	Convertible Preferred Stock [Member] Preferred Class B [Member] Additional Paid-in Capital [Member]	Common Stock [Member]	Common Stock [Member] Additional Paid-in Capital [Member]	Common Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at at Dec. 31, 2011																			$ 751,223	$ 16,041	$ 72,683,781	$ (70,451,856)	$ 2,999,189
Balance at (in Shares) at Dec. 31, 2011																			2,273	16,040,581
Issuance of Convertible Preferred Stock	1,100,000																			2,000.00	498,000		500,000
Issuance of Convertible Preferred Stock (in Shares)	1,100																			2,000,000
Preferred deemed dividend																	362,903					(362,903)	(362,903)
Conversion of Convertible Redeemable preferred stock to common stock																	(434,156)		(10,052)	4,011	440,197		434,156
Conversion of Convertible Redeemable preferred stock to common stock, Shares (in Shares)																	(300)		(30)	4,011,000
Conversion of common stock warrant liability upon exercise of warrants																					734,007		734,007
Convertible Redeemable Preferred Stock dividends paid in common stock																				1,465	172,876	(174,341)
Convertible Redeemable Preferred Stock dividends paid in common stock, Shares (in Shares)																				1,465,304
Exercise of warrants for common shares, $0.001 par value																				472	282,861		283,333
Exercise of warrants for common shares, $0.001 par value (in Shares)																				472,222
Placement agent and registration fees and other direct costs																	(45,000)				(183,180)		(183,180)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes																				825	(18,366)		(17,541)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes, Shares (in Shares)																				824,889
Stock-based compensation																					704,188		704,188
Net loss																						(8,622,393)	(8,622,393)
Issuance of common stock for supply agreement																				2,111	1,140,690		1,142,801
Issuance of common stock for supply agreement (in Shares)																				2,110,647
Balance at at Dec. 31, 2012																							(2,388,343)
Issuance of Convertible Preferred Stock	75,000				475,000
Issuance of Convertible Preferred Stock (in Shares)	75				950
Return of Series D convertible redeemable preferred stock																		(80,123)				80,123	80,123
Return of Series D convertible redeemable preferred stock (in Shares)																		(200)
Issuance of Series D convertible redeemable preferred stock for payment of financial advisor fees																		230,000
Issuance of Series D convertible redeemable preferred stock for payment of financial advisor fees (in Shares)																		230
Preferred deemed dividend																	410,227	465,077				(875,304)	(875,304)
Conversion of Convertible Redeemable preferred stock to common stock	(1,304,976)	18,478	1,286,498	1,304,976	(180,010)	6,000	174,010	180,010	(594,947)	58,278	536,669
Conversion of Convertible Redeemable preferred stock to common stock, Shares (in Shares)	(788)	18,477,766			(120)	6,000,000			(1,776)	58,277,813
Convertible Redeemable Preferred Stock dividends paid in common stock																				4,313	148,992	(153,305)
Convertible Redeemable Preferred Stock dividends paid in common stock, Shares (in Shares)																				4,310,661
Grant of warrant on issuance of convertible note																					53,623		53,623
Placement agent and registration fees and other direct costs																		(51,379)			(40,602)		(40,602)
Convertible note embedded derivative and warrants: accretion of note to face value																					53,623		53,623
Grants of restricted stock, net of forfeitures and repurchases for employee taxes																				2,354	(6,456)		(4,102)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes, Shares (in Shares)																				2,348,410
Stock-based compensation																					110,200		110,200
Net loss																						(2,830,047)	(2,830,047)
Balance at at Dec. 31, 2013																	983,747	858,565	741,171	26,925	76,455,054	(79,611,493)	(4,409,466)
Balance at (in Shares) at Dec. 31, 2013																	800	860	2,243	26,924,643
Issuance of Convertible Preferred Stock																				39,865	835,135		875,000
Issuance of Convertible Preferred Stock (in Shares)																				39,864,947
Conversion of Convertible Redeemable preferred stock to common stock	(163,998)	4,333	159,665	163,998	(858,565)	43,000	815,565	858,565	(146,224)	21,020	125,204	24,496	470,848	495,344
Conversion of Convertible Redeemable preferred stock to common stock, Shares (in Shares)	(87)	4,333,350			(860)	43,000,000			(467)	21,020,015		24,496,404
Convertible Redeemable Preferred Stock dividends paid in common stock																				644	18,283	(18,927)
Convertible Redeemable Preferred Stock dividends paid in common stock, Shares (in Shares)																				643,520
Grant of warrant on issuance of convertible note																					170,767		170,767
Placement agent and registration fees and other direct costs																					(36,618)		(36,618)
Convertible note embedded derivative and warrants: accretion of note to face value																					170,767		170,767
Grants of restricted stock, net of forfeitures and repurchases for employee taxes																				(380)	(8,312)		(8,692)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes, Shares (in Shares)																				(380,397)
Stock-based compensation																					161,232		161,232
Net loss																						(1,271,934)	(1,271,934)
Balance at at Sep. 30, 2014																				$ 249,316	$ 81,429,767	$ (84,680,887)	$ (3,001,804)
Balance at (in Shares) at Sep. 30, 2014																				249,317,132